Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INCOME FUND /MA/
Prospectus Date	rr_ProspectusDate	Oct. 30, 2019
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2019